CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, provision for doubtful accounts	$ 4,830	$ 1,464
Current maturities of net investment in direct financing and sales-type leases, provision for doubtful accounts	714	281
Preferred shares, par value	$ 0.001	$ 0.001
Preferred shares, authorized	1,000,000	1,000,000
Preferred shares, issued
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, authorized	50,000,000	50,000,000
Ordinary shares, issued	23,538,919	19,615,766
Ordinary shares, outstanding	23,538,919	19,615,766
Short-term borrowings	149,979	117,485
Long-term borrowings	44,438
Accounts payable	404	911
Accounts payable, related parties		16,202
Other payables and accrued liabilities	13,652	7,425
Due to affiliates	35,661	77,295
Customer deposits	1,152	1,198
Income tax payable	2,799	7,147
Deferred income tax liabilities	8,162	192
Long-term borrowings		42,485
VIEs
Short-term borrowings	111,095	106,864
Long-term borrowings	44,438
Accounts payable	112	408
Accounts payable, related parties		16,202
Other payables and accrued liabilities	4,415	5,626
Due to affiliates	3,244
Customer deposits	508	1,014
Income tax payable	1,548	7,012
Deferred income tax liabilities	4,764	192
Long-term borrowings		$ 42,485